Accrued Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses
Accrued construction costs	$ 2,574,304
Accrued professional service fees	693,206	$ 35,792
Accrued interest on convertible debt with a related party	618,082
Accrued payroll	562,641	1,644
Accrued utilities	383,852
Other accrued liabilities	351,795	11,799
Total accrued expenses	$ 5,183,880	$ 49,235